Intangible assets and goodwill (Tables)	9 Months Ended
Sep. 30, 2026
Intangible Assets Including Goodwill [Abstract]
Schedule of changes in intangible assets
Changes in the net book value of intangible assets for the nine months ended September 30, 2026 and 2025 are as follows (in thousands):

	September 30, 2026
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2026	$426,659	$35,455	$4,529	$6,081	$3,485	$30,316	$506,525
Acquisition	—	4	—	—	—	—	$4
Amortization	—	(90)	(1,829)	(575)	(807)	(3,037)	$(6,338)
Translation differences	(1,629)	(14)	(119)	(202)	(104)	(1,003)	$(3,071)
Ending balance	$425,030	$35,355	$2,581	$5,304	$2,574	$26,276	$497,120

	September 30, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2025	$395,804	$35,009	$6,197	$6,072	$28	$360	$443,470
Acquisition	—	—	—	—	65	—	65
Amortization	—	(28)	(1,762)	(554)	(192)	(1,091)	(3,627)
Acquired from business combination	36,126	500	—	—	2,404	34,083	73,113
Translation differences	2,018	3	695	738	(56)	212	3,610
Ending balance	$433,948	$35,484	$5,130	$6,256	$2,249	$33,564	$516,631